Cover page	Jun. 28, 2022
Entity Addresses [Line Items]
Document Type	8-K/A
Document Period End Date	Jun. 28, 2022
Entity Registrant Name	HELEN OF TROY LIMITED
Entity File Number	001-14669
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	74-2692550
Entity Address, Address Line One	One Helen Of Troy Plaza
Entity Address, City or Town	El Paso
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79912
City Area Code	915
Local Phone Number	225-8000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.10 par value per share
Trading Symbol	HELE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000916789
Amendment Flag	true
Written Communications	false
Amendment Description	Explanatory NoteThis Amendment No. 1 on Form 8-K/A is being filed to correct the Current Report on Form 8-K (the “Original Report”) filed with the Securities and Exchange Commission on June 30, 2022, which inadvertently omitted a portion of Exhibit 10.1. The sole purpose of this Form 8-K/A is to file the complete Exhibit 10.1. Except for the revisions described above, this Form 8-K/A does not update, modify, or amend any disclosures set forth in the Original Report.
Other Address
Entity Addresses [Line Items]
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM